Loss Per Share (Details) - Schedule of loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)	$ (37,215,483)	$ (5,667,417)	$ (104,405)
Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)	$ (37,215,483)	$ (5,667,417)	$ (104,405)
Basic Loss Per Share Denominator
Original shares:	3,408,646	2,591,299	2,271,299
Additions from actual events:
- Issuance of common stock, weighted	1,115,699	121,229	246,192
Basic weighted average shares outstanding	4,524,345	2,712,528	2,517,491
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	4,524,345	2,712,528	2,517,491
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants
Diluted Weighted Average Shares Outstanding:	4,524,345	2,712,528	2,517,491
Loss Per Share
- Basic (in Dollars per share)	$ (8.23)	$ (2.09)	$ 0
- Diluted (in Dollars per share)	$ (8.23)	$ (2.09)	$ 0
Weighted Average Shares Outstanding
- Basic	4,524,345	2,712,528	2,517,491
- Diluted	4,524,345	2,712,528	2,517,491